UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

Western Asset Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET CORPORATE LOAN FUND INC. (TLI)

FORM N-Q

DECEMBER 31, 2016

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	December 31, 2016

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 123.3%
Basic Industry(a)(b) - 3.6%
Atlas Iron Ltd., Capex Term Loan B	5.580%	5/6/21	$904,965	$565,603
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	643,500	233,269	*(c)
Murray Energy Corp., Term Loan B2	8.250%	4/16/20	899,121	861,470
Phibro Animal Health Corp., Term Loan B	4.000%	4/16/21	585,000	587,437
PQ Corp., 2016 USD Term Loan	5.250%	11/4/22	1,616,885	1,634,642
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	384,067	348,541

Total Basic Industry				4,230,962

Capital Goods(a)(b) - 8.6%
American Builders & Contractors Supply Co. Inc., Term Loan B	3.520%	10/31/23	539,607	545,629
Berry Plastics Holding Corp., Term Loan H	3.750%	10/1/22	750,396	758,181
BWAY Holding Co. Inc., 2016 Term Loan B	4.750 - 6.500%	8/14/23	1,257,861	1,264,779
Casella Waste Systems Inc., Term Loan B	4.000%	10/3/23	720,000	728,100
Coinstar LLC, 1st Lien Term Loan	5.250 - 7.000%	9/27/23	267,000	270,560
Coinstar LLC, Second Lien Term Loan	9.750%	9/27/24	290,000	293,625
Consolidated Container Co., LLC, New Term Loan	4.748%	7/3/19	74,612	74,457
Coveris Holdings SA, 2015 Term Loan B1	4.500%	5/8/19	665,799	670,377
Flex Acquisition Co. Inc., 1st Lien Term Loan	—	12/13/23	480,000	485,250	(d)
GYP Holdings III Corp., Add On First Lien Term Loan	4.500%	4/1/21	803,123	806,134
LS Newco Pty Ltd., 2016 Term Loan B	5.000%	5/21/22	354,198	360,396
Printpack Holdings Inc., 2016 Term Loan	5.000%	7/26/23	803,880	810,914
Quikrete Holdings Inc., 2016 First Lien Term Loan	4.000%	11/15/23	720,000	728,100
Reynolds Group Holdings Inc., 2016 USD Term Loan	4.250%	2/5/23	239,400	242,311
STS Operating Inc., Term Loan	4.750%	2/12/21	552,822	523,799
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	492,500	468,183
WP CPP Holdings LLC, Term Loan B3	4.500%	12/28/19	943,261	925,575

Total Capital Goods				9,956,370

Communications(a)(b) - 14.8%
Ancestry.com Operations Inc., First Lien Term Loan	5.250%	10/19/23	700,000	705,810
Ancestry.com Operations Inc., Second Lien Term Loan	9.250%	10/19/24	1,030,000	1,054,033
CBS Radio Inc., Term Loan B	4.500%	10/17/23	597,736	605,204
Charter Communications Operating LLC, 2016 Term Loan I	3.500%	1/24/23	714,600	719,116
Checkout Holding Corp., First Lien Term Loan	4.500%	4/9/21	263,250	230,344
CSC Holdings LLC, 2016 Term Loan	3.876%	10/11/24	506,579	512,832
InfoGroup Inc., New Term Loan	6.498%	5/26/18	932,420	922,951
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	966,171	937,013
Level 3 Financing Inc., 2013 Term Loan B	4.000%	1/15/20	310,000	314,602
Level 3 Financing Inc., 2015 Term Loan B2	3.500%	5/31/22	440,000	444,629
Level 3 Financing Inc., New 2019 Term Loan	4.000%	8/1/19	500,000	506,063
Lions Gate Entertainment Corp., 2016 First Lien Term Loan	3.750%	12/8/23	960,000	967,044
McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B	5.000%	5/4/22	985,050	987,143
Numericable U.S. LLC, USD Term Loan B7	5.137%	1/15/24	1,114,400	1,126,937
Rentpath Inc., First Lien Term Loan	6.250%	12/17/21	1,691,306	1,668,051
Telenet International Finance Sarl, USD Term Loan AF	3.704%	1/31/25	740,000	746,012
Telesat Canada, USD Term Loan B3	4.500%	11/17/23	1,550,000	1,577,125
Univision Communications Inc., Term Loan C3	4.000%	3/1/20	525,861	528,778
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	372,387	374,585

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications(a)(b) - (continued)
UPC Financing Partnership, USD Term Loan AN	4.080%	8/31/24	$830,000	$839,441
Windstream Services LLC, Delayed Draw Term Loan	—	3/29/21	730,000	734,791	(d)
Windstream Services LLC, Repriced Term Loan B6	4.750%	3/16/21	239,400	240,971
Ziggo Financing Partnership, USD Term Loan B1	3.500%	1/15/22	323,698	325,432
Ziggo Financing Partnership, USD Term Loan B2A	3.500%	1/15/22	186,120	187,117
Ziggo Financing Partnership, USD Term Loan B3	3.701%	1/15/22	59,756	60,076

Total Communications				17,316,100

Consumer Cyclical(a)(b) - 28.9%
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	1,273,525	1,180,740
Affinity Gaming LLC, Initial Term Loan	5.000%	7/1/23	518,397	522,933	(d)
AP NMT Acquisition BV, USD First Lien Term Loan	6.750%	8/13/21	394,518	364,765
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	50,000	40,383
Aristocrat Technologies Inc., 2016 Term Loan B	3.631%	10/20/21	1,639,344	1,658,607
Bass Pro Group LLC, 2015 Term Loan	4.000%	6/5/20	739,356	737,816
Bass Pro Group LLC, Asset Sale Term Loan	—	5/4/18	580,000	581,450	(d)
Bass Pro Group LLC, Term Loan B	—	12/16/23	1,450,000	1,439,254	(d)
Boyd Gaming Corp., Term Loan B2	3.756%	9/15/23	708,225	716,193
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	871,888	874,924
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%	10/11/20	1,323,314	1,339,194
Caesars Growth Properties Holdings LLC, Term Loan	6.250%	5/8/21	492,818	497,515
CCM Merger Inc., New Term Loan B	4.020%	8/8/21	905,334	909,860
CEC Entertainment Inc., Term Loan B	4.000%	2/14/21	1,008,483	1,004,701
CityCenter Holdings LLC, Term Loan B	4.250%	10/16/20	778,035	787,031
Crossmark Holdings Inc., First Lien Term Loan	4.500%	12/20/19	597,656	448,242
CS Intermediate Holdco 2 LLC, 2016 Term Loan B	3.748%	10/26/23	163,200	165,342
CWGS Group LLC, 2016 Term Loan	4.500%	11/8/23	1,440,000	1,453,951
Dollar Tree Inc., Term Loan B2	4.250%	7/6/22	260,000	263,088
Dollar Tree Inc., Term Loan B3	3.250%	7/6/22	282,911	285,859
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	1,001,781	1,011,173
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	500,000	502,969
Fitness International LLC, Term Loan B	6.000%	7/1/20	1,801,227	1,805,505
Four Seasons Holdings Inc., New First Lien Term Loan	3.750%	6/27/20	165,969	168,010
Garda World Security Corp., Delayed Draw Term Loan	—	11/6/20	36,208	36,313	(d)
Garda World Security Corp., New Term Loan B	—	11/6/20	396,078	397,234	(d)
Hilton Worldwide Finance LLC, Term Loan B1	3.500%	10/26/20	23,876	24,105
Hilton Worldwide Finance LLC, Term Loan B2	3.256%	10/25/23	324,626	328,771
KAR Auction Services Inc., Term Loan B3	4.500%	3/9/23	426,775	433,241
Kate Spade & Co., Term Loan B	4.000%	4/10/21	989,874	994,823
La Quinta Intermediate Holdings LLC, Term Loan B	3.750%	4/14/21	829,715	831,400
Leslie’s Poolmart Inc., 2016 Term Loan	5.250%	8/16/23	1,017,450	1,028,472
Match Group Inc., Term Loan B1	4.201%	11/16/22	131,250	132,398
Mohegan Tribal Gaming Authority, 2016 Term Loan B	5.500%	9/28/23	1,131,057	1,140,601
Monitronics International Inc., Term Loan B2	6.500%	9/30/22	698,370	706,445
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	407,053	356,171
Petco Animal Supplies Inc., 2016 Term Loan B1	5.000%	1/26/23	844,794	852,362
PetSmart Inc., Term Loan B2	4.000%	3/11/22	756,382	760,120
Realogy Corp., 2016 Term Loan B	3.770%	7/20/22	423,437	430,583
Scientific Games International Inc., 2014 Term Loan B2	6.000%	10/1/21	1,761,519	1,785,111

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - (continued)
Station Casinos LLC, 2016 Term Loan B	3.750%	6/8/23	$736,300	$746,019
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,545,781	1,143,878
Trans Union LLC, Term Loan B2	3.520%	4/9/21	763,667	770,008
UFC Holdings LLC, First Lien Term Loan	5.000%	8/18/23	710,000	718,949
UFC Holdings LLC, Second Lien Term Loan	8.500%	8/18/24	830,000	855,419
World Triathlon Corp., Term Loan	5.250%	6/26/21	468,611	463,925

Total Consumer Cyclical				33,695,853

Consumer Non-Cyclical(a)(b) - 27.7%
Access CIG LLC, First Lien Term Loan	6.000%	10/18/21	1,323,468	1,324,570
Acosta Holdco Inc., 2015 Term Loan	4.250%	9/26/21	702,845	686,738
AdvancePierre Foods Inc., 2016 Term Loan	4.000%	6/2/23	834,710	847,752
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	1,694,200	1,691,659
Akorn Inc., Term Loan B	5.250%	4/16/21	967,428	981,939
Albertsons LLC, USD 2016 Term Loan B4	3.770%	8/22/21	179,550	181,808
Anchor Hocking LLC, Exit Term Loan	10.000%	6/4/18	436,750	428,015
BioScrip Inc., Delayed Draw Term Loan	6.500%	7/31/20	173,051	159,639
BioScrip Inc., Term Loan B	6.500%	7/31/20	288,451	266,096
Candy Intermediate Holdings Inc., 2016 Term Loan	5.500%	6/15/23	805,950	812,666
Catalent Pharma Solutions Inc., USD Term Loan B	3.750%	5/20/21	278,275	280,680
CHG Healthcare Services Inc., Term Loan B	4.750%	6/7/23	794,000	801,586
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	838,564	760,997
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	1,090,000	815,683
Curo Health Services Holdings Inc., 2015 First Lien Term Loan	6.500%	2/7/22	1,424,625	1,432,935
DaVita HealthCare Partners Inc., Term Loan B	3.520%	6/24/21	487,500	493,188
DJO Finance LLC, 2015 Term Loan	4.250%	6/8/20	622,125	598,018
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	1,260,025	1,270,132
Drive DeVillbiss Healthcare, 1st Lien Term Loan	—	11/30/23	640,000	587,200	(d)
Envision Healthcare Corp., 2016 Term Loan B	4.000%	12/1/23	840,000	847,875
Greatbatch Ltd., Term Loan B	5.250%	10/27/22	992,239	997,448
Hearthside Group Holdings LLC, Term Loan	4.500%	6/2/21	321,750	324,163
Immucor Inc., REFI Term Loan B2	5.000%	8/17/18	1,663,575	1,611,589
Jaguar Holding Co. II, 2015 Term Loan B	4.250%	8/18/22	1,401,001	1,416,763
Keurig Green Mountain Inc., USD Term Loan B	5.25 - 5.313%	3/3/23	393,665	400,468
KIK Custom Products Inc., 2015 Term Loan B	6.000%	8/26/22	1,118,619	1,131,203
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	1,257,973	1,258,760
Libbey Glass Inc., Term Loan B	3.750%	4/9/21	120,841	121,873
Radnet Inc., 2016 Term Loan B	4.750%	7/1/23	1,181,701	1,189,087
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,316,000	1,306,130
Select Medical Corp., Series F Term Loan B	6.000 - 7.750%	3/3/21	764,225	779,509
ServiceMaster Co., 2016 Term Loan B	3.270%	11/3/23	1,160,000	1,163,480
Shearer’s Foods Inc., First Lien Term Loan	4.938%	6/30/21	117,300	117,813
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	590,000	545,750
Spencer Gifts LLC, Term Loan B1	5.250%	6/29/22	430,792	379,097
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B	4.250%	5/15/22	870,866	876,842
Team Health Inc., 2016 Term Loan	3.770%	11/23/22	376,207	377,054
USAGM HoldCo LLC, 2016 Incremental Delayed Draw Term Loan	5.500%	7/28/22	119,848	120,986
USAGM HoldCo LLC, 2016 Incremental Term Loan	5.500%	7/28/22	628,425	634,395
Valeant Pharmaceuticals International Inc., Term Loan B F1	5.500%	4/1/22	1,541,460	1,545,025
Vizient Inc., 2016 Term Loan B	5.000%	2/13/23	706,082	718,144

Total Consumer Non-Cyclical				32,284,755

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric(a)(b) - 10.1%
Chief Power Finance LLC, Term Loan B	5.750%	12/31/20	$1,291,294	$1,050,790
EIF Channelview Cogeneration LLC, Term Loan B	4.250%	5/8/20	257,380	246,441
Empire Generating Co., LLC, Term Loan B	5.250%	3/14/21	839,514	827,971
Empire Generating Co., LLC, Term Loan C	5.250%	3/14/21	66,783	65,864
Energy Future Intermediate Holding Co., LLC, 2016 DIP Term Loan	4.250%	6/30/17	1,650,000	1,662,787
Exgen Texas Power LLC, Term Loan B	5.750%	9/16/21	850,183	652,516
Green Energy Partners/Stonewall LLC, Term Loan B1	6.500%	11/13/21	500,000	497,500
Moxie Patriot LLC, Term Loan B1	6.750%	12/19/20	841,802	827,071
NRG Energy Inc., 2016 Term Loan B	3.748%	6/30/23	662,670	670,332
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	693,000	644,490
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,061,100	944,379
Terra-Gen Finance Co., LLC, Term Loan B	5.250%	12/9/21	332,493	297,581
Texas Competitive Electric Holdings Co., LLC, DIP Term Loan B	5.000%	10/17/17	879,320	887,586
Texas Competitive Electric Holdings Co., LLC, DIP Term Loan C	5.000%	10/17/17	200,547	203,335
TPF II Power LLC, Term Loan B	5.000%	10/2/21	1,012,935	1,023,065
Vistra Operations Co., LLC, 2016 Term Loan B2	4.000%	12/14/23	240,000	243,300
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	1,000,023	997,523

Total Electric				11,742,531

Electronics/Electric(a)(b) - 2.0%
First Data Corp., 2016 USD Term Loan	3.756%	3/24/21	1,858,380	1,878,900
First Data Corp., USD 2016 Repriced Term Loan	3.756%	7/10/22	466,477	472,191

Total Electronics/Electric				2,351,091

Energy - 4.4%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	570,000	622,487	(a)(b)
EP Energy LLC, 2016 Term Loan	9.750%	6/30/21	980,000	1,027,775	(a)(b)
Expro FinServices S.a r.l., Term Loan	5.750%	9/2/21	698,782	595,712	(a)(b)
Hercules Offshore Inc., (wind-down lender claim)	—	—	287,880	282,929	*(e)
Houston Fuel Oil Co., LLC, Term Loan B	4.250%	8/19/21	557,175	555,782	(a)(b)
KCA Deutag U.S. Finance LLC, Term Loan	6.250%	5/15/20	881,335	789,529	(a)(b)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	41,670	41,879	(a)(b)
MEG Energy Corp., REFI Term Loan	3.750%	3/31/20	671,224	651,506	(a)(b)
Pacific Drilling SA, Term Loan B	4.500%	6/3/18	1,415,868	516,792	(a)(b)
Paragon Offshore Finance Co., Term Loan B	5.500%	7/18/21	276,500	102,305	(a)(b)

Total Energy				5,186,696

Financial Other(a)(b) - 1.4%
Flying Fortress Inc., New Term Loan	3.500%	4/30/20	900,000	906,750
PGX Holdings Inc., First Lien Term Loan	6.250%	9/29/20	678,884	679,945

Total Financial Other				1,586,695

Industrial Other(a)(b) - 5.8%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/20/20	861,075	863,945
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	890,000	891,112
Gardner Denver Inc., USD Term Loan	4.250 - 4.568%	7/30/20	207,948	206,128
Laureate Education Inc., 2016 Term Loan	8.868%	3/17/21	1,748,983	1,758,821
Lineage Logistics Holdings LLC, 2014 Term Loan	4.500%	4/7/21	1,499,347	1,491,850
Nord Anglia Education Finance LLC, Term Loan	5.000%	3/31/21	1,503,808	1,529,185

Total Industrial Other				6,741,041

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance(a)(b) - 1.1%
MPH Acquisition Holdings LLC, 2016 Term Loan B	5.000%	6/7/23	$1,224,899	$1,248,523

Leisure(a)(b) - 0.9%
Landry’s Inc., 2016 Term Loan B	4.000%	10/4/23	1,040,000	1,052,740

Oil & Gas(a)(b) - 1.0%
Party City Holdings Inc., 2016 Term Loan	3.820 - 4.240%	8/19/22	1,156,478	1,165,785

Property & Real Estate(a)(b) - 0.9%
Communications Sales & Leasing Inc., Term Loan B	4.500%	10/24/22	1,053,983	1,067,685

Radio and Television(a)(b) - 0.9%
Michaels Stores Inc., 2016 Term Loan B1	3.750%	1/27/23	1,024,816	1,036,529

Technology(a)(b) - 4.1%
CompuCom Systems Inc., REFI Term Loan B	4.250%	5/9/20	1,133,968	890,165
Conduent Inc., USD Term Loan B	6.250%	12/7/23	600,000	608,235
Donnelley Financial Solutions Inc., Term Loan B	5.000%	9/30/23	197,143	200,100
Infinity Acquisition LLC, New Term Loan B	4.250%	8/6/21	1,258,611	1,212,461
ON Semiconductor Corp., Incremental Term Loan	4.020%	3/31/23	488,775	495,224
Rackspace Hosting Inc., 1st Lien Term Loan	4.500%	11/3/23	820,000	830,660
Western Digital Corp., USD 2016 Term Loan B1	4.520%	4/29/23	503,470	511,112

Total Technology				4,747,957

Transportation(a)(b) - 7.1%
Air Canada, 2016 Term Loan B	3.614%	10/6/23	390,000	393,088
American Airlines Inc., 2016 USD Term Loan B	3.250%	12/14/23	543,200	546,426
American Airlines Inc., New Term Loan	3.256%	6/27/20	513,150	516,397
American Airlines Inc., Repriced TL B	3.261%	4/28/23	360,000	361,969
Commercial Barge Line Co., 2015 First Lien Term Loan	9.750%	11/12/20	1,251,250	1,188,687
Hertz Corp., 2016 Term Loan B	3.500%	6/30/23	1,741,250	1,748,868
Syncreon Global Finance (U.S.) Inc., Term Loan B	5.250%	10/28/20	1,890,940	1,706,573
United Airlines Inc., New Term Loan B	3.270%	4/1/19	231,000	232,444
XPO Logistics Inc., Term Loan B2	4.250%	10/30/21	1,540,257	1,561,820

Total Transportation				8,256,272

TOTAL SENIOR LOANS (Cost - $145,364,636)				143,667,585

CORPORATE BONDS & NOTES - 15.9%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	200,000	196,500	(f)

Diversified Consumer Services - 1.9%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,000,000	2,182,500	(f)

Media - 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	360,000	367,582
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	200,000	201,750	(f)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	325,000	334,344	(f)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	2,200,000	2,200,000	(f)

Total Media				3,103,676

TOTAL CONSUMER DISCRETIONARY				5,482,676

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 3.4%
Energy Equipment & Services - 0.3%
Ensco PLC, Senior Notes	4.700%	3/15/21	$320,000	$309,414

Oil, Gas & Consumable Fuels - 3.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	310,000	355,725	(f)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.000%	12/15/20	200,000	206,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	230,000	236,900
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	490,000	486,325	(f)
Magnum Hunter Resources Corp. Escrow	—	—	120,000	0	*(c)(e)(g)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	120,000	127,800	(f)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	100,000	102,375
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	170,000	175,100
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	150,000	154,500
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	490,000	467,950
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,290,000	1,323,863	(f)

Total Oil, Gas & Consumable Fuels				3,636,538

TOTAL ENERGY				3,945,952

FINANCIALS - 1.2%
Consumer Finance - 0.7%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	90,000	100,071
Navient Corp., Senior Notes	5.000%	10/26/20	470,000	480,575
Navient Corp., Senior Notes	6.125%	3/25/24	200,000	195,250

Total Consumer Finance				775,896

Thrifts & Mortgage Finance - 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	580,000	566,950	(f)

TOTAL FINANCIALS				1,342,846

HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.2%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	210,000	183,225	(f)

Health Care Providers & Services - 0.6%
HCA Inc., Senior Secured Notes	5.250%	6/15/26	190,000	196,888
Tenet Healthcare Corp., Senior Secured Bonds	4.463%	6/15/20	230,000	232,875	(h)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	250,000	248,750

Total Health Care Providers & Services				678,513

Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	330,000	314,325	(f)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	280,000	212,800	(f)

Total Pharmaceuticals				527,125

TOTAL HEALTH CARE				1,388,863

INDUSTRIALS - 1.3%
Marine - 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,330,000	1,137,150	(f)

Road & Rail - 0.3%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	350,000	363,125	(f)

TOTAL INDUSTRIALS				1,500,275

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.3%
Chemicals - 0.3%
Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes	8.375%	12/1/22	$380,000	$384,750	(f)

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	360,000	372,600	(f)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	260,000	255,450

TOTAL REAL ESTATE				628,050

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.5%
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,000,000	767,500
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	680,000	702,100	(f)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	200,000	196,250	(f)

Total Diversified Telecommunication Services				1,665,850

Wireless Telecommunication Services - 1.5%
Sprint Corp., Senior Notes	7.250%	9/15/21	650,000	692,250
Sprint Corp., Senior Notes	7.875%	9/15/23	1,000,000	1,070,000

Total Wireless Telecommunication Services				1,762,250

TOTAL TELECOMMUNICATION SERVICES				3,428,100

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp., Senior Notes	5.250%	6/1/26	160,000	158,400	(f)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	272,802	232,905

TOTAL UTILITIES				391,305

TOTAL CORPORATE BONDS & NOTES (Cost - $17,469,973)				18,492,817

			SHARES
COMMON STOCKS - 3.0%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Dayco Products LLC			4,912	144,904

Household Durables - 0.6%
EveryWare Global Inc.			84,519	633,893	*

TOTAL CONSUMER DISCRETIONARY				778,797

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Magnum Hunter Resources Corp.			45,440	499,840	*
SemGroup Corp., Class A Shares			24,938	1,041,161

TOTAL ENERGY				1,541,001

MATERIALS - 1.0%
Metals & Mining - 0.7%
Atlas Iron Ltd.			45,391,139	881,085	*(e)

Paper & Forest Products - 0.3%
Verso Corp., Class A Shares			44,908	318,847	*

TOTAL MATERIALS				1,199,932

TOTAL COMMON STOCKS (Cost - $5,191,193)				3,519,730

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY†		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%
Atlas Iron Ltd. (Cost - $0)		7/31/17	32,891,063	$0	*(e)(g)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $168,025,802)				165,680,132

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,780,311)	0.411%		1,780,311	1,780,311

TOTAL INVESTMENTS - 143.7% (Cost - $169,806,113#)				167,460,443
Liabilities in Excess of Other Assets - (43.7)%				(50,895,869)

TOTAL NET ASSETS - 100.0%				$116,564,574

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	The coupon payment on these securities is currently in default as of December 31, 2016.

(d)	All or a portion of this loan is unfunded as of December 31, 2016. The interest rate for fully unfunded term loans is to be determined.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Value is less than $1.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
REFI	— Refinancing
Second Lien	— Subordinate Lien to First Lien

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital. The Fund invests primarily in floating- or variable-rate collateralized senior loans to corporations, partnerships or other business entities operating in various industries and geographic regions.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Senior Loans:
Basic Industry	—	$3,316,818	$914,144		$4,230,962
Capital Goods	—	6,433,402	3,522,968		9,956,370
Consumer Cyclical	—	32,651,288	1,044,565		33,695,853
Consumer Non-Cyclical	—	30,495,704	1,789,051		32,284,755
Electric	—	7,284,642	4,457,889		11,742,531
Energy	—	4,306,106	880,590		5,186,696
Industrial Other	—	3,720,006	3,021,035		6,741,041
Technology	—	3,939,622	808,335		4,747,957
Other Senior Loans	—	35,081,420	—		35,081,420
Corporate Bonds & Notes:
Energy	—	3,945,952	0	*	3,945,952
Other Corporate Bonds & Notes	—	14,546,865	—		14,546,865
Common Stocks:
Consumer Discretionary	—	—	778,797		778,797
Energy	$1,541,001	—	—		1,541,001
Materials	1,199,932	—	—		1,199,932
Warrants	—	—	0	*	0	*

Total Long-Term Investments	2,740,933	145,721,825	17,217,374		165,680,132

Short-Term Investments†	1,780,311	—	—		1,780,311

Total Investments	$4,521,244	$145,721,825	$17,217,374		$167,460,443

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	SENIOR LOANS
INVESTMENTS IN SECURITIES	BASIC INDUSTRY	CAPITAL GOODS	COMMUNICATIONS	CONSUMER- CYCLICAL	CONSUMER NON- CYCLICAL
Balance as of September 30, 2016	$1,043,782	$2,403,183	$241,491	$1,193,663	$3,951,505
Accrued premiums/discounts	2,131	558	47	479	2,841
Realized gain (loss)	(7,912)	1	2	201	(3)
Change in unrealized appreciation (depreciation)[1]	268,108	63,317	(10,521)	7,427	20,994
Purchases	7,068	720,150	—	118,950	—
Sales	(165,764)	(2,192)	(675)	(17,952)	(3,314)
Transfers into Level 3[2]	—	806,134	—	448,242	—
Transfers out of Level 3[3]	(233,269)	(468,183)	(230,344)	(706,445)	(2,182,972)

Balance as of December 31, 2016	$914,144	$3,522,968	$—	$1,044,565	$1,789,051

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016[1]	$199,163	$42,368	$—	$(2,831)	$21,198

	SENIOR LOANS					CORPORATE BONDS AND NOTES
INVESTMENTS IN SECURITIES (cont’d)	ELECTRIC	ENERGY	INDUSTRIAL OTHER	TECHNOLOGY	TRANSPORTATION	ENERGY
Balance as of September 30, 2016	$3,531,043	$1,624,682	$3,003,372	$231,438	$2,131,140	$0	*
Accrued premiums/discounts	1,017	655	2,922	142	747	—
Realized gain (loss)	(68)	(62)	32	160	(1,442)	—
Change in unrealized appreciation (depreciation)[1]	113,541	109,175	22,419	23,302	8,233	—
Purchases	—	318,336	—	586,150	—	—
Sales	(14,715)	(382,667)	(7,710)	(32,857)	(576,858)	—
Transfers into Level 3[2]	827,071	—	—	—	—	—
Transfers out of Level 3[3]	—	(789,529)	—	—	(1,561,820)	—

Balance as of December 31, 2016	$4,457,889	$880,590	$3,021,035	$808,335	$—	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016[1]	$113,541	$82,093	$22,419	$23,302	$—	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	WARRANTS		TOTAL
Balance as of September 30, 2016	$747,102	$0	*	$20,102,401
Accrued premiums/discounts	—	—		11,539
Realized gain (loss)	—	—		(9,091)
Change in unrealized appreciation (depreciation)[1]	31,695	—		657,690
Purchases	—	—		1,750,654
Sales	—	—		(1,204,704)
Transfers into Level 3[2]	—	—		2,081,447
Transfers out of Level 3[3]	—	—		(6,172,562)

Balance as of December 31, 2016	$778,797	$0	*	$17,217,374

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2016[1]	$31,695	—		$532,948

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,665,723
Gross unrealized depreciation	(7,011,393)

Net unrealized depreciation	$(2,345,670)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Corporate Loan Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 24, 2017